Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Share Capital [Abstract]
Schedule Of Common Stock Issued And Outstanding

As at December 31	2013		2012
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	736.3	$2,354	736.3	$2,354
Common Shares Cancelled	(0.8)	(2)	-	-
Common Shares Issued under Dividend Reinvestment Plan	5.4	93	-	-
Common Shares Outstanding, End of Year	740.9	$2,445	736.3	$2,354

Earnings Per Common Share

For the years ended December 31 (millions, except per share amounts)	2013	2012	2011

Net Earnings (Loss)	$236	$(2,794)	$5

Number of Common Shares:
Weighted average common shares outstanding - Basic	737.7	736.3	736.3
Effect of dilutive securities	-	-	0.9
Weighted average common shares outstanding - Diluted	737.7	736.3	737.2

Net Earnings (Loss) per Common Share
Basic	$0.32	$(3.79)	$0.01
Diluted	$0.32	$(3.79)	$0.01